497(e)
                                                                       333-64749

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 10, 2007 TO THE MAY 29, 2007 PROSPECTUSES FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), AND ACCUMULATOR(R) PLUS(SM)
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This supplement modifies certain information in each of the above-referenced
Prospectuses and Statements of Additional Information dated May 29, 2007, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectus.

The following information is added to the Puerto Rico section of the state table in "Appendix VII -- State contract availability and/or variations of features and benefits":

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Features and Benefits                                                 Availability or Variation
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
IRA, Roth IRA, Inherited IRA, Rollover TSA and QP (Defined Benefit)   Not Available
contracts
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See "How you can purchase and contribute to your contract" in         Specific requirements for purchasing QP contracts in
"Contract features and benefits"                                      Puerto Rico are outlined below in "Purchase considerations for
                                                                      QP (Defined Contribution) contracts in Puerto Rico".
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See "Exercise Rules" under "How you can purchase and contribute to    Exercise restrictions for the GMIB on a Puerto Rico QPDC
your contract" in "Contract features and benefits"                    contract are described below, under "Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico", and in your contract.
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See "Income Manager(SM) payout options" in "Accessing your money"     This payout option is not available with QPDC contracts.
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See "Transfers of ownership, collateral assignments, loans and        Transfers of ownership of QP contracts are governed by Puerto
borrowing" in "More information"                                      Rico law. Please consult your tax, legal or plan advisor if you intend to transfer ownership of your contract.
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"Purchase considerations for QP (Defined Contribution) contracts in   PURCHASE CONSIDERATIONS FOR QP (DEFINED CONTRIBUTION)
Puerto Rico" -- this section replaces "Appendix II: Purchase          CONTRACTS IN PUERTO RICO:
considerations for QP contracts" in your Prospectus.                  Trustees who are considering the purchase of an
                                                                      Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R)
                                                                      Plus(SM) QP contract in Puerto Rico should discuss with their tax, legal and plan advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of
                                                                      death benefits in accordance with the requirements of Puerto
                                                                      Rico income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.
                                                                      LIMITS ON CONTRACT OWNERSHIP:
                                                                      o The QP contract is offered only as a funding vehicle to
                                                                        qualified plan trusts of single participant defined
                                                                        contribution plans that are tax-qualified under Puerto Rico law, not United States law. The contract is not available
                                                                        to US qualified plans or to defined benefit plans
                                                                        qualifying under Puerto Rico law.
                                                                      o The QP contract owner is the qualified plan trust. The
                                                                        annuitant under the contract is the self-employed Puerto
                                                                        Rico resident, who is the sole plan participant.
                                                                      o This product should not be purchased if the self-employed individual anticipates having additional employees become
                                                                        eligible for the plan. We will not allow additional
                                                                        contracts to be issued for participants other than the
                                                                        original business owner.
                                                                      o If the business that sponsors the plan adds another
                                                                        employee, no further contributions may be made to the
                                                                        contract. If the employer moves the funds to another
                                                                        funding vehicle that can accommodate more than one
                                                                        employee, this move could result in surrender charges, if
                                                                        applicable, and the loss of guaranteed benefits in the
                                                                        contract.
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

IM-12-01 (12/07)                                      Catalog No. 139974 (12/07)
Accum 07/NEWBIZ  Mailing                                                  x01867
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
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Features and Benefits                                                 Availability or Variation
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
                                                                      LIMITS ON CONTRIBUTIONS:
                                                                      o All contributions must be direct transfers from other
                                                                        investments within an existing qualified plan trust.
                                                                      o Employer payroll contributions are not accepted.
                                                                      o Only one additional transfer contribution may be made per contract year.
                                                                      o Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted.
                                                                      o As mentioned above, if a new employee becomes eligible for the plan, the trustee will not be permitted to make any
                                                                        further contributions to the contract established for the
                                                                        original business owner.

                                                                      LIMITS ON PAYMENTS:
                                                                      o Loans are not available under the contract.
                                                                      o All payments are made to the plan trust as owner, even
                                                                        though the plan participant/annuitant is the ultimate
                                                                        recipient of the benefit payment.
                                                                      o AXA Equitable does no tax reporting or withholding of any kind. The plan administrator or trustee will be solely
                                                                        responsible for performing or providing for all such
                                                                        services.
                                                                      o AXA Equitable does not offer contracts that qualify as IRAs under Puerto Rico law. The plan trust will exercise the
                                                                        GMIB and must continue to hold the supplementary contract
                                                                        for the duration of the GMIB payments.

                                                                      PLAN TERMINATION:
                                                                      o If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have
                                                                        to be kept in existence to receive payments. This could
                                                                        create expenses for the plan.
                                                                      o If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept payment to the plan trust for any reason, AXA Equitable
                                                                        would have to change the contract from a Puerto Rico QP to
                                                                        NQ in order to make payments to the individual as the new
                                                                        owner. Depending on when this occurs, it could be a taxable distribution from the plan, with a potential tax of the
                                                                        entire account value of the contract. Puerto Rico income
                                                                        tax withholding and reporting by the plan trustee could
                                                                        apply to the distribution transaction.
                                                                      o If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract into an individually owned NQ contract, the trustee would be
                                                                        responsible for the applicable Puerto Rico income tax
                                                                        withholding and reporting on the present value of the
                                                                        remaining annuity payment stream.
                                                                      o AXA Equitable is a U.S. insurance company, therefore
                                                                        distributions under the NQ contract could be subject to
                                                                        United States taxation and withholding on a "taxable amount not determined" basis.
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

                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

  (Copyright) 2007 AXA Equitable Life Insurance Company. All rights reserved.
        Accumulator(R) is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.

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